Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions						3 Months Ended		9 Months Ended		12 Months Ended
	May 17, 2016	May 16, 2016	May 02, 2016	Dec. 29, 2013	Dec. 23, 2013	Oct. 02, 2016	Sep. 27, 2015	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014
Temporary Equity [Line Items]
Voting Power of common stock					100.00%
Amount of beneficial conversion feature recognized				$ 0.0				$ 0.0		$ 24.2	$ 18.6
Special cash dividend			$ 176.0					176.0	$ 0.0
Beneficial conversion feature amortization						$ 0.0	$ 0.0	$ 112.4	0.0
Common Stock
Temporary Equity [Line Items]
Shares of common stock issued as a result of conversion of stock (shares)		25,303,164
Voting Power of common stock					40.00%
IPO | Common Stock
Temporary Equity [Line Items]
Shares of common stock issued as a result of conversion of stock (shares)	25,303,164
CD&R
Temporary Equity [Line Items]
Voting Power of common stock					60.00%
CD&R | Common Stock
Temporary Equity [Line Items]
Shares of common stock issued as a result of conversion of stock (shares)					20,200,000
Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Voting Power of common stock					60.00%
Convertible preferred stock, Liquidation value per share										$ 1,000
Convertible preferred stock, Liquidation value description										Each share of Redeemable Convertible Preferred Stock has a liquidation preference equal to the greater of (i) $1,000 plus accrued but unpaid dividends and (ii) the as-if converted value.
Convertible preferred stock, dividend rate										12.00%
Convertible preferred stock, dividend payment terms										The Redeemable Convertible Preferred Stock is entitled to (a) a 12% fixed, cumulative dividend payable quarterly if and when declared by the Company’s Board of Directors (the “Cumulative Dividend”), and (b) dividends on an as-converted basis if and when declared on common stock. The first eight quarterly Cumulative Dividend payments are required to be paid in-kind and thereafter, the Company can elect to pay the Cumulative Dividends in cash or shares of Redeemable Convertible Preferred Stock. The Cumulative Dividends are eliminated upon the achievement of certain EBITDA targets. If dividends are not declared and paid quarterly by the Company’s Board of Directors, such dividends compound on the quarterly dividend payment date.
Convertible preferred stock, beneficial conversion feature										$ 18.6	$ 3.9
Dividend rate						12.00%		12.00%
Special cash dividend			112.4
Beneficial conversion feature amortization							$ 5.0		$ 11.6
Redeemable Convertible Preferred Stock | CD&R
Temporary Equity [Line Items]
Convertible preferred stock, shares issued upon conversion										116.18
Stock issued upon acquisition					$ 174.0
Stock issued upon acquisition, shares					174,000
Special cash dividend			$ 112.4